Income Taxes - Deferred Tax Presented in Consolidated Statement of Financial Position (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 34,765	$ 33,022
Deferred tax liabilities	(9,290)	(10,228)
Net deferred tax assets	$ 25,475	$ 22,794